Significant transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant transactions [abstract]
Net gain at completion of spin-off
(USD millions)	April 8, 2019

Net assets derecognized [1]	– 20 025

Derecognition of distribution liability	23 434

Difference between net assets and distribution liability	3 409

Recognition of Alcon Inc. shares obtained through consolidated foundations	1 273

Currency translation gains recycled into the consolidated income statement	123

Transaction costs recognized in the consolidated income statement	– 114

Gain on distribution of Alcon Inc. to Novartis AG shareholders	4 691

[1] See Note 30 for additional information.

Assets and liabilities of disposal group classified as held for sale
(USD millions)	December 31, 2019

Assets of disposal group classified as held for sale
Property, plant and equipment	169

Intangible assets other than goodwill	475

Deferred tax assets	11

Other non-current assets	2

Inventories	181

Other current assets	3

Total	841

(USD millions)	December 31, 2019

Liabilities of disposal group classified as held for sale
Deferred tax liabilities	2

Provisions and other non-current liabilities	4

Provisions and other current liabilities	25

Total	31

There were no cumulative income or expenses included in the other comprehensive income relating to the disposal group.